Subsequent Events (Details) $ / shares in Units, $ in Thousands, ¥ in Millions		Apr. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 07, 2025 $ / shares shares	Feb. 21, 2025 USD ($) shares	Feb. 03, 2025 CNY (¥)	Feb. 03, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 26, 2024 $ / shares	Dec. 16, 2024 $ / shares	Nov. 04, 2024 $ / shares shares	Oct. 23, 2024 shares	Sep. 06, 2024 CNY (¥)	Sep. 06, 2024 USD ($)	Aug. 26, 2024 CNY (¥)	Aug. 26, 2024 USD ($)	Jan. 31, 2024 $ / shares shares	Jan. 25, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Subsequent Events [Line Items]
Exercise price of per share (in Dollars per share) | $ / shares										$ 6.46	$ 6.46
Ordinary shares par value (in Dollars per share) | $ / shares									$ 0.002			$ 0.002
Total borrowing amount (in Yuan Renminbi)														¥ 60.0	$ 8,500	¥ 60.0	$ 8,500
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized													9,999,999
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars) | $					$ 5,900
Ordinary shares, authorized				4,200,000
Stock dividends, shares				2,100,000,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.002
Short-term borrowings for general business purpose (in Dollars) | $								$ 5,000
Interest rate			3.10%					3.10%
Subsequent Event [Member] | Bitcoin [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars) | $					3,900
Subsequent Event [Member] | USDT [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars) | $					$ 2,000
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Stock dividends, shares				25,000,000
Director [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized																			99,999,999
Ordinary shares par value (in Dollars per share) | $ / shares																			$ 0.0002
Forecast [Member]
Subsequent Events [Line Items]
Percentage of borrowings interest rate		5.40%
Note Warrant [Member]
Subsequent Events [Line Items]
Exercised warrants																		98,300
Exercise price of per share (in Dollars per share) | $ / shares																		$ 6.46
Note Warrant [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Net proceeds of warrant						¥ 4.6	$ 635
Bank of Hangzhou Co., Ltd [Member]
Subsequent Events [Line Items]
Interest rate of maturity date			Feb. 27, 2026
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of ordinary share				15
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of ordinary share				30
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized				50,000
Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Total borrowing amount (in Yuan Renminbi) | ¥		¥ 4.5
Bank of Hangzhou Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Short term borrowings for working capital (in Dollars) | $								$ 10,000
Short-term borrowings for general business purpose (in Dollars) | $								$ 5,000
Third Party [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Borrowed (in Yuan Renminbi) | ¥			¥ 10.0
Interest rate			3.05%					3.05%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized	[1]								14,141,093											12,141,093
Ordinary shares par value (in Dollars per share) | $ / shares	[1]								$ 0.002											$ 0.002
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized																			121,410,923
Ordinary shares par value (in Dollars per share) | $ / shares																			$ 0.0002
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of stock shares					6.46
Share issued					913,714
Ordinary shares, authorized				1,097,141,091
Class A Ordinary Shares [Member] | Director [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized												12,141,093
Common Class B [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized	[1]								2,858,909											2,858,909
Ordinary shares par value (in Dollars per share) | $ / shares	[1]								$ 0.002											$ 0.002
Common Class B [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized																			28,589,078
Ordinary shares par value (in Dollars per share) | $ / shares																			$ 0.0002
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized				2,858,909
Common Class B [Member] | Director [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized												2,858,908
Common Class B [Member] | Director [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized				1,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 2

[1]	After giving effect of the reverse stock splits, see Note 12.